CONCENTRATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Concentrations 1	$ 29,518,000
Concentrations 2	$ 9,373,000
Concentrations 3	10.00%
Concentrations 4	346
Concentrations 5	10.00%
Concentrations 6	331
Concentrations 7	10.00%